Feb. 10, 2025
Toews Agility Shares Managed Risk ETF
Toews Agility Shares Managed Risk ETF
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Toews Agility Shares Managed Risk ETF	Label	1 Year	Since Inception
Toews Agility Shares Managed Risk ETF	Return before taxes	13.38%	10.15%
Toews Agility Shares Managed Risk ETF | After Taxes on Distributions		13.22%	8.43%
Toews Agility Shares Managed Risk ETF | After Taxes on Distributions and Sales		8.04%	7.54%
S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)		26.29%	15.35%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expense or taxes)		11.82%	9.82%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.

Toews Agility Shares Managed Risk ETF
Ticker Symbol: MRSK Primary Listing Exchange for the Fund: NYSE Arca, Inc.

A Series of Northern Lights Fund Trust

Supplement dated February 10, 2025 to the Prospectus dated August 28, 2024

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Effective immediately, the following replaces the performance table on page 5 of the Summary Prospectus and page 4 of the Prospectus:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception of the Fund
Return before taxes	13.38%	10.15%
Return after taxes on distributions	13.22%	8.43%
Return after taxes on distributions and sale of Fund shares	8.04%	7.54%
S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)	26.29%	15.35%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expense or taxes)	11.82%	9.82%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), August 28, 2024. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.